Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Entity Registrant Name	Fona, Inc.
Entity Central Index Key	0000884363
Document Type	S-4
Document Period End Date	Mar. 31, 2015
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1 TO FORM S-4
Entity Filer Category	Smaller Reporting Company